Borrowing And Financing - Schedule of Non current Liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Line Items]
Collateralized claims	R$ 3,616,074
Restructuring	14,993,376
Local currency	8,640,054
Subtotal	30,390,692
Incurred debt issuance cost	(12,126)
Present value adjustment	(13,928,660)
Total	16,449,906
Current	672,894	R$ 54,251
Non-current	15,777,012
Senior Notes [Member]
Receivables [Line Items]
Senior notes	7,068,263
Overall Offer [Member]
Receivables [Line Items]
Currency	4,332,352
Foreign Currency [Member]
Receivables [Line Items]
Currency	6,353,322
Foreign Currency [Member] | Senior Notes [Member]
Receivables [Line Items]
Senior notes	R$ 7,068,263
Contractual Maturity Start Date	Jul. 31, 2025
Interest Rate Description	Semiannual
Foreign Currency [Member] | Overall Offer [Member]
Receivables [Line Items]
Currency	R$ 4,125,317
Contractual Maturity Start Date	Feb. 28, 2038
Contractual Maturity End Date	Feb. 28, 2042
Non Qualified Bondholders [Member]
Receivables [Line Items]
Non-qualified bondholders	R$ 326,376
Contractual Maturity Start Date	Aug. 31, 2024
Contractual Maturity End Date	Feb. 28, 2030
Interest Rate Description	Semiannual
BNDES [Member]
Receivables [Line Items]
Collateralized claims	R$ 3,616,074
Contractual Maturity Start Date	Mar. 31, 2024
Contractual Maturity End Date	Feb. 28, 2033
Interest Rate Description	Monthly
Debentures [Member]
Receivables [Line Items]
Local currency	R$ 6,788,519
Contractual Maturity Start Date	Aug. 31, 2023
Contractual Maturity End Date	Feb. 28, 2035
Interest Rate Description	Semiannual
Other
Receivables [Line Items]
Local currency	R$ 1,851,535
Contractual Maturity Start Date	Aug. 31, 2023
Contractual Maturity End Date	Feb. 28, 2035
Interest Rate Description	Semiannual
Local Currency Financial Institution [Member]
Receivables [Line Items]
Currency	R$ 54,251
Contractual Maturity Start Date	Jan. 31, 2019
Contractual Maturity End Date	Dec. 31, 2033
Interest Rate Description	Monthly
Local Currency [Member] | Overall Offer [Member]
Receivables [Line Items]
Currency	R$ 207,035
Contractual Maturity Start Date	Feb. 28, 2038
Contractual Maturity End Date	Feb. 28, 2042
Interest Rate Description	Single installment